JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

November 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  James O’Connor

Re:

JPMorgan Trust I (“Trust”) on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statements of Additional Information for the Funds listed in Appendix A do not differ from those contained in Post-Effective Amendment No. 96 (Amendment No. 97 under the 1940 Act) filed electronically on October 28, 2009.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

APPENDIX A

J.P. Morgan U.S. Equity Funds

JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Growth Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Plus Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan Strategic Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
JPMorgan Value Discovery Fund

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund